U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
   ANNUAL NOTICE OF SECURITES SOLD
  PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                                                                                     [  ]

iShares Asia Developed Real Estate ETF
iShares Cohen & Steers REIT ETF
iShares Core High Dividend ETF
iShares Dow Jones U.S. ETF
iShares Europe Developed Real Estate ETF
iShares Industrial/Office Real Estate Capped ETF
iShares International Developed Real Estate ETF
iShares International Select Dividend ETF
iShares Morningstar Large-Cap ETF
iShares Morningstar Large-Cap Growth ETF
iShares Morningstar Large-Cap Value ETF
iShares Morningstar Mid-Cap ETF
iShares Morningstar Mid-Cap Growth ETF
iShares Morningstar Mid-Cap Value ETF
iShares Morningstar Small-Cap ETF
iShares Morningstar Small-Cap Growth ETF
iShares Morningstar Small-Cap Value ETF
iShares Mortgage Real Estate Capped ETF
iShares MSCI KLD 400 Social ETF
iShares MSCI USA ESG Select ETF
iShares North America Real Estate ETF
iShares Real Estate 50 ETF
iShares Residential Real Estate Capped ETF
iShares Retail Real Estate Capped ETF
iShares Select Dividend ETF
iShares Transportation Average ETF
iShares U.S. Aerospace & Defense ETF
iShares U.S. Basic Materials ETF
iShares U.S. Broker-Dealers ETF
iShares U.S. Consumer Goods ETF
iShares U.S. Consumer Services ETF
iShares U.S. Energy ETF
iShares U.S. Financial Services ETF
iShares U.S. Financials ETF
iShares U.S. Healthcare ETF
iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF
iShares U.S. Industrials ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production ETF
iShares U.S. Oil Equipment & Services ETF
iShares U.S. Pharmaceuticals ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Technology ETF
iShares U.S. Telecommunications ETF
iShares U.S. Utilities ETF

 3.  Investment Company Act File Number:  811-09729

     Securities Act File Number:  333-92935

 4(a).  Last day of fiscal year for which this Form is filed:  4/30/14

 4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
  Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                                        $ 45,492,235,245

     (ii)   Aggregate price of securities redeemed
             or repurchased during the fiscal year:             $ 42,065,275,594

     (iii)  Aggregate price of securities redeemed
             or repurchased during any PRIOR fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to
             the Commission:                                                  $ 0

     (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                                 $ 42,065,275,594

     (v)    Net sales -- if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                                     $ 3,426,959,651

     (vi)   Redemption credits available for use
              in future years -- if Item 5(i) is

              less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:                                            $ 0

     (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                                   x  . 00012880

     (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter “0” if no fee
              is due):                                                                  = $ 441,392.40

                        ------------
                    ------------

 6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here:  $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $0.

 7.  Interest due -- if this Form is being filed more than 90 days after the
     end of the issuer’s fiscal year (see Instruction D):   N/A

 8.  Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                                = $ 441,392.40

 9.  Date the registration fee and any interest payment was sent to the
     Commission’s lockbox depository:

July 15, 2014

CIK: 0001100663

     Method of Delivery:

[X]  Wire Transfer
[ ]  Mail or other means

                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Trace W. Rakestraw
Trace W. Rakestraw
Assistant Secretary

Date:  July 17, 2014

*Please print the name and title of the signing officer below the signature.